Condensed Consolidated Statement of Operations (Unaudited) Statement - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Net sales	$ 1,455,504	$ 2,318,730
Operating Costs and Expenses [Abstract]
Cost of products sold (exclusive of depreciation and amortization)	1,047,361	1,741,310
Direct operating expenses (exclusive of depreciation and amortization)	223,585	215,311
Selling, general and administrative expenses	53,285	55,803
Loss (gain) on disposal of assets, net	130	(282)
Maintenance turnaround expense	125	105
Depreciation and amortization	52,651	49,926
Total operating costs and expenses	1,376,877	2,062,737
Operating income	78,627	255,993
Other income (expense):
Interest income	164	163
Interest and debt expense	(26,681)	(24,957)
Other, net	6,104	3,206
Income before income taxes	58,214	234,405
Provision for income taxes	(18,629)	(59,437)
Net income	39,585	174,968
Less net income attributable to non-controlling interests	9,047	68,979
Net income attributable to Western Refining, Inc.	$ 30,538	$ 105,989
Earnings Per Share [Abstract]
Earnings Per Share, Basic	$ 0.34	$ 1.11
Earnings Per Share, Diluted	$ 0.33	$ 1.11
Weighted Average Number of Shares Outstanding [Abstract]
Weighted Average Number of Shares Outstanding, Basic	92,078	95,567
Weighted Average Number of Shares Outstanding, Diluted	92,144	95,682
Dividends [Abstract]
Cash dividends declared per common share	$ 0.38	$ 0.30